Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

The Company’s incentive compensation policy specifies that all cash bonus payments, retention awards, and/or equity incentive compensation which may be paid to executive officers are subject to recovery or “clawback” by the Company if such payments were based on financial statements or other performance metric criteria which are later found to be materially inaccurate. In addition, the Compensation Committee and the Board of Directors adopted a formal Clawback Policy in 2024, which is intended to comply with Section 10D of the Exchange Act, Rule 10D-1 promulgated under the Exchange Act, and Nasdaq Rule 5608 by providing for the recovery by the Company of erroneously awarded compensation in the event of an accounting restatement. The Clawback Policy provides for the Compensation Committee to seek the recoupment of certain incentive based compensation received by executive officers of the Company and its subsidiaries in the event that the Company is required to prepare an accounting restatement of the Company’s financial statements due to the Company’s material noncompliance with any financial reporting requirements under the U.S. federal securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period (a “Restatement”). In the event of a Restatement, the Clawback Policy generally provides for the Company to promptly determine and seek recovery of the amount or value of incentive-based compensation received by an executive officer during the Clawback Period in excess of the amount of incentive-based compensation that otherwise would have been received by the executive officer had the incentive-based compensation been determined based on the restated amounts in the Restatement. The “Clawback Period” for which excess incentive-based compensation may be recovered includes the three completed fiscal years of the Company immediately preceding the date of the Restatement and any transition period (that results from a change in the Company’s fiscal year) of less than nine months within or immediately following those three completed fiscal years.